Pay vs Performance Disclosure - USD ($)	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 19, 2021	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance measures of the Company. For further information concerning the Company’s pay-for-performance philosophy and how executive compensation aligns with the Company’s performance, please see the “Executive Compensation — Compensation Discussion and Analysis” section of this proxy statement.
Pay Versus Performance Table

Year	Summary Compensation Table Total for First PEO(1),(2)	Compensation Actually Paid to First PEO(1),(3)	Summary Compensation Table Total for Second PEO(1),(2)	Compensation Actually Paid to Second PEO(1),(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(5)	Value of Initial Fixed $100 Investment Based On:
							Total Shareholder Return(6)	Peer Group Total Shareholder Return(7)	Net Income(8) (in millions)	Revenues(9) (in millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2024	$—	$—	$15,650,272	$7,830,649	$5,514,326	$2,529,577	$168.19	$301.44	$173.7	$607.6
2023	$—	$—	$7,783,232	$23,974,241	$2,503,572	$4,719,665	$235.43	$221.06	$151.6	$554.5
2022	$—	$—	$11,392,553	$5,138,863	$4,444,562	$2,529,882	$134.62	$132.79	$108.0	$489.7
2021	$20,875,111	$16,450,909	$9,396,664	$12,827,121	$4,140,001	$5,326,529	$164.59	$206.76	$71.0	$411.2
2020	$22,398,351	$30,358,397	$—	$—	$4,516,347	$5,326,614	$146.18	$149.98	$91.6	$363.0
(1)
The first PEO is Philippe F. Courtot, who served as PEO in 2020 and in 2021 through March 19, 2021. The second PEO is Sumedh S. Thakar, who served as PEO beginning on April 27, 2021 and in 2022, 2023 and 2024.

(2)	Represents the total compensation paid to each of our PEO in each listed year, as shown in our Summary Compensation Table for such listed year.
(3)
Compensation actually paid does not mean that our PEOs were actually paid those amounts in the listed year, but this is a dollar amount derived by adjusting the Summary Compensation Table total compensation under the methodology prescribed in the relevant rules under Item 402(v) of Regulation S-K, as shown in the following tables:

First PEO

	2020	2021	2022	2023	2024
Summary Compensation Table Total	22,398,351	20,875,111	—	—	—
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(21,560,357)	—	—	—	—
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	20,875,692	—	—	—	—
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	6,761,019	—	—	—	—
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	1,883,692	343,840	—	—	—
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(4,768,042)	—	—	—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—
Compensation Actually Paid	30,358,397	16,450,909	—	—	—
Second PEO

	2020	2021	2022	2023	2024
Summary Compensation Table Total	—	9,396,664	11,392,553	7,783,232	15,650,272
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	(8,364,620)	(10,361,307)	(6,931,496)	(14,549,332)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	10,149,237	7,236,431	8,940,750	14,661,086
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	1,821,938	(2,774,012)	12,892,872	(4,405,419)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	136,595	—	—	—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	(312,693)	(354,802)	1,288,883	(3,525,958)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—
Compensation Actually Paid	—	12,827,121	5,138,863	23,974,241	7,830,649
(4)
This figure is the average of the total compensation paid to our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO NEOs in each year are listed in the table below.

2020*	2021	2022	2023	2024
Thakar, Sumedh S.	Kim, Joo Mi	Kim, Joo Mi	Kim, Joo Mi	Kim, Joo Mi
Kim, Joo Mi	Posey, Bruce K.	Posey, Bruce K.	Posey, Bruce K.	Posey, Bruce K.
Posey, Bruce K.	Peters, Allan	Peters, Allan	Peters, Allan**
Fisher, Melissa B.

*Melissa B. Fisher served as our Chief Financial Officer through May 29, 2020, Joo Mi Kim served as our Chief Financial Officer beginning on June 29, 2020 and in 2021, 2022, 2023 and 2024.
** In connection with the termination of his employment on February 7, 2023 with transition services provided through March 31, 2023, all of his unvested awards were forfeited.
(5)
This figure is the average of the “compensation actually paid” for our NEOs other than our PEO in each listed year. “Compensation actually paid” does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived by adjusting the average of the Summary Compensation Table total compensation figure for all NEOs other than our PEO for the listed year under the methodology prescribed under Item 402(v) of Regulation S-K, as shown in the following table:

Non-PEO NEOs

	2020	2021	2022	2023	2024
Summary Compensation Table Total	4,516,347	4,140,001	4,444,562	2,503,572	5,514,326
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(4,120,883)	(3,625,418)	(3,952,633)	(2,073,012)	(4,889,855)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	4,849,573	4,474,781	2,907,240	2,673,923	5,172,311
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	1,598,905	415,872	(782,777)	2,872,428	(2,016,591)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	57,756	—	—	—	—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	514,690	(78,707)	(86,511)	364,682	(1,250,614)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(2,089,773)	—	—	(1,621,928)	—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—
Compensation Actually Paid	5,326,614	5,326,529	2,529,882	4,719,665	2,529,577
(6)
Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported and reinvesting all dividends until the last day of each reported fiscal year.

(7)
The peer group used is the NASDAQ Computer Index, as used in the Company’s performance graph included in our Annual Report on Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.

(8)	The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements for each reported fiscal year.
(9)
In the Company’s assessment, revenues is the financial performance measure that is the most important financial performance measure used by the Company in 2024 to link compensation actually paid to Company performance.

Company Selected Measure Name			revenues
Named Executive Officers, Footnote
(1)
The first PEO is Philippe F. Courtot, who served as PEO in 2020 and in 2021 through March 19, 2021. The second PEO is Sumedh S. Thakar, who served as PEO beginning on April 27, 2021 and in 2022, 2023 and 2024.

(4)
This figure is the average of the total compensation paid to our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO NEOs in each year are listed in the table below.

2020*	2021	2022	2023	2024
Thakar, Sumedh S.	Kim, Joo Mi	Kim, Joo Mi	Kim, Joo Mi	Kim, Joo Mi
Kim, Joo Mi	Posey, Bruce K.	Posey, Bruce K.	Posey, Bruce K.	Posey, Bruce K.
Posey, Bruce K.	Peters, Allan	Peters, Allan	Peters, Allan**
Fisher, Melissa B.

*Melissa B. Fisher served as our Chief Financial Officer through May 29, 2020, Joo Mi Kim served as our Chief Financial Officer beginning on June 29, 2020 and in 2021, 2022, 2023 and 2024.
** In connection with the termination of his employment on February 7, 2023 with transition services provided through March 31, 2023, all of his unvested awards were forfeited.

Peer Group Issuers, Footnote
(7)
The peer group used is the NASDAQ Computer Index, as used in the Company’s performance graph included in our Annual Report on Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.

Adjustment To PEO Compensation, Footnote
(3)
Compensation actually paid does not mean that our PEOs were actually paid those amounts in the listed year, but this is a dollar amount derived by adjusting the Summary Compensation Table total compensation under the methodology prescribed in the relevant rules under Item 402(v) of Regulation S-K, as shown in the following tables:

First PEO

	2020	2021	2022	2023	2024
Summary Compensation Table Total	22,398,351	20,875,111	—	—	—
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(21,560,357)	—	—	—	—
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	20,875,692	—	—	—	—
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	6,761,019	—	—	—	—
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	1,883,692	343,840	—	—	—
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(4,768,042)	—	—	—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—
Compensation Actually Paid	30,358,397	16,450,909	—	—	—
Second PEO

	2020	2021	2022	2023	2024
Summary Compensation Table Total	—	9,396,664	11,392,553	7,783,232	15,650,272
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	(8,364,620)	(10,361,307)	(6,931,496)	(14,549,332)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	10,149,237	7,236,431	8,940,750	14,661,086
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	1,821,938	(2,774,012)	12,892,872	(4,405,419)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	136,595	—	—	—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	(312,693)	(354,802)	1,288,883	(3,525,958)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—
Compensation Actually Paid	—	12,827,121	5,138,863	23,974,241	7,830,649

Non-PEO NEO Average Total Compensation Amount			$ 5,514,326	$ 2,503,572	$ 4,444,562	$ 4,140,001	$ 4,516,347
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,529,577	4,719,665	2,529,882	5,326,529	5,326,614
Adjustment to Non-PEO NEO Compensation Footnote
(5)
This figure is the average of the “compensation actually paid” for our NEOs other than our PEO in each listed year. “Compensation actually paid” does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived by adjusting the average of the Summary Compensation Table total compensation figure for all NEOs other than our PEO for the listed year under the methodology prescribed under Item 402(v) of Regulation S-K, as shown in the following table:

Non-PEO NEOs

	2020	2021	2022	2023	2024
Summary Compensation Table Total	4,516,347	4,140,001	4,444,562	2,503,572	5,514,326
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(4,120,883)	(3,625,418)	(3,952,633)	(2,073,012)	(4,889,855)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	4,849,573	4,474,781	2,907,240	2,673,923	5,172,311
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	1,598,905	415,872	(782,777)	2,872,428	(2,016,591)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	57,756	—	—	—	—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	514,690	(78,707)	(86,511)	364,682	(1,250,614)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(2,089,773)	—	—	(1,621,928)	—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—
Compensation Actually Paid	5,326,614	5,326,529	2,529,882	4,719,665	2,529,577

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and TSR
The following chart reflects the amount of compensation actually paid to Mr. Thakar (for 2024, 2023, 2022 and 2021), Mr. Courtot (for 2021 and 2020), and the average amount of compensation actually paid to our NEOs as a group (excluding the PEOs in each given year) in relation to our Company’s cumulative TSR over the five years presented in the table. The chart also reflects the relationship between our Company’s cumulative TSR and our peer group’s cumulative TSR:

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following chart reflects the amount of compensation actually paid to Mr. Thakar (for 2024, 2023, 2022 and 2021), Mr. Courtot (for 2021 and 2020), and the average amount of compensation actually paid to our NEOs as a group (excluding the PEOs in each given year) in relation to the Company’s net income over the five years presented in the table:

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Revenues
The following chart reflects the amount of compensation actually paid to Mr. Thakar (for 2024, 2023, 2022 and 2021), Mr. Courtot (for 2021 and 2020), and the average amount of compensation actually paid to our NEOs as a group (excluding the PEOs in each given year) in relation to the Company’s revenues over the five years presented in the table. While we utilize a number of performance measures to evaluate company performance, we have determined that revenues is the most important financial performance measure (not otherwise required to be disclosed in the table) to link compensation actually paid to the our NEOs to Company performance. We use revenue growth when setting goals for our corporate bonus plan and PRSUs granted to our NEOs.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and TSR
The following chart reflects the amount of compensation actually paid to Mr. Thakar (for 2024, 2023, 2022 and 2021), Mr. Courtot (for 2021 and 2020), and the average amount of compensation actually paid to our NEOs as a group (excluding the PEOs in each given year) in relation to our Company’s cumulative TSR over the five years presented in the table. The chart also reflects the relationship between our Company’s cumulative TSR and our peer group’s cumulative TSR:

Tabular List, Table
Required Tabular Disclosure of Most Important Performance Measures
The list below includes the four financial performance measures that, in our assessment and in no particular order, represent the most important measures used to link compensation actually paid to our NEOs to Company performance.

Most Important Performance Measures
Bookings
Revenues
Adjusted EBITDA Margin
Non-GAAP Earnings per Diluted Share

Total Shareholder Return Amount			$ 168.19	235.43	134.62	164.59	146.18
Peer Group Total Shareholder Return Amount			301.44	221.06	132.79	206.76	149.98
Net Income (Loss)			$ 173,700,000	$ 151,600,000	$ 108,000,000	$ 71,000,000	$ 91,600,000
Company Selected Measure Amount			607,600,000	554,500,000	489,700,000	411,200,000	363,000,000
PEO Name	Philippe F. Courtot	Sumedh S. Thakar	Sumedh S. Thakar	Sumedh S. Thakar	Sumedh S. Thakar		Philippe F. Courtot
Measure:: 1
Pay vs Performance Disclosure
Name			Bookings
Measure:: 2
Pay vs Performance Disclosure
Name			Revenues
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EBITDA Margin
Measure:: 4
Pay vs Performance Disclosure
Name			Non-GAAP Earnings per Diluted Share
Philippe F. Courtot [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	$ 0	$ 20,875,111	$ 22,398,351
PEO Actually Paid Compensation Amount			0	0	0	16,450,909	30,358,397
Sumedh S. Thakar [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			15,650,272	7,783,232	11,392,553	9,396,664	0
PEO Actually Paid Compensation Amount			7,830,649	23,974,241	5,138,863	12,827,121	0
PEO | Philippe F. Courtot [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	(21,560,357)
PEO | Philippe F. Courtot [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	20,875,692
PEO | Philippe F. Courtot [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	6,761,019
PEO | Philippe F. Courtot [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Philippe F. Courtot [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	343,840	1,883,692
PEO | Philippe F. Courtot [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(4,768,042)	0
PEO | Philippe F. Courtot [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Sumedh S. Thakar [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,549,332)	(6,931,496)	(10,361,307)	(8,364,620)	0
PEO | Sumedh S. Thakar [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,661,086	8,940,750	7,236,431	10,149,237	0
PEO | Sumedh S. Thakar [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,405,419)	12,892,872	(2,774,012)	1,821,938	0
PEO | Sumedh S. Thakar [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	136,595	0
PEO | Sumedh S. Thakar [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,525,958)	1,288,883	(354,802)	(312,693)	0
PEO | Sumedh S. Thakar [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Sumedh S. Thakar [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,889,855)	(2,073,012)	(3,952,633)	(3,625,418)	(4,120,883)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,172,311	2,673,923	2,907,240	4,474,781	4,849,573
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,016,591)	2,872,428	(782,777)	415,872	1,598,905
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	57,756
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,250,614)	364,682	(86,511)	(78,707)	514,690
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(1,621,928)	0	0	(2,089,773)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ 0